Loans and Borrowings	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Loans and Borrowings	Loans and Borrowings

						Carrying value, including accrued interest
Description	Currency	Security	Maturity (Months)	Coupon rate	Principal to be repaid	December 31, 2023	December 31, 2022
Senior Notes	USD	Unsecured	73	6.50%	$400,000	$403,274	$402,453
Equipment finance loans	USD	Secured	15 - 43	5.00% - 8.12%	15,987	16,175	10,322
Equipment finance loans	EUR	Secured	26 - 30	5.25%	998	1,000	1,372
Equipment finance loans	BRL	Unsecured	2 - 29	nil% - 16.63%	3,279	3,409	947
Bank loan	BRL	Unsecured	35	CDI + 0.50%	2,365	2,375	2,963
Total					$422,629	$426,233	$418,057

Current portion						$20,381	$15,703
Non-current portion						$405,852	$402,354

The movements in loans and borrowings are comprised of the following:

	Year ended December 31, 2023	Year ended December 31, 2022
Balance, beginning of year	$418,057	$59,250
Proceeds from issuance of Senior Notes, net	—	392,006
Proceeds from new equipment finance loans	14,889	9,489
Principal and interest payments	(35,247)	(71,033)
Interest costs, including interest capitalized	28,282	26,666
Loss on debt modification	—	1,351
Foreign exchange	252	328
Balance, end of year	$426,233	$418,057

(a)     Senior Notes

In February 2022, the Company issued $400 million aggregate principal amount of senior unsecured notes (the “Senior Notes”). The Company received net proceeds of $392.0 million after transaction costs of $8.0 million. The Senior Notes mature on February 15, 2030 and bear annual interest at 6.5%, payable semi-annually in February and August of each year.

MCSA has provided a guarantee of the Senior Notes on a senior unsecured basis. The Senior Notes are direct, senior obligations of the Company and MCSA, and are not secured by any mortgage, pledge or charge.

The Senior Notes are subject to the following early redemption options by the Company:
•On or after February 15, 2025, the Company has the option, in whole or in part, to redeem the Senior Notes at a price ranging from 103.25% to 100% of the principal amount together with accrued and unpaid interest, if any, to the date of redemption, with the rate decreasing based on the length of time the Senior Notes are outstanding;
•Before February 15, 2025, the Company may redeem some or all of the Senior Notes at 100% of the principal amount plus a “make whole” premium, plus accrued and unpaid interest, if any, to the date of redemption; and
•At any time before February 15, 2025, the Company may redeem up to 40% of the original principal amount of the Senior Notes with the proceeds of certain equity offerings at a redemption price of 106.50% of the principal amount of the Senior Notes, together with accrued and unpaid interest, if any, to the date of redemption.

Upon the occurrence of specific kinds of changes of control triggering events, each holder of the Senior Notes will have the right to cause the Company to repurchase some or all of its Senior Notes at 101% of their principal amount, plus accrued and unpaid interest to, but not including, the repurchase date.

The Senior Notes are recognized as financial liabilities, net of unamortized transaction costs, and measured at amortized cost using an effective interest rate of 6.7%.

(b)    Senior Credit Facility

In 2023, the Company amended its senior credit facility ("Amended Senior Credit Facility") to increase its limit from $75.0 million to $150.0 million and extended the maturity from March 2025 to December 2026. Amounts drawn on the Amended Senior Credit Facility bear interest on a sliding scale at a rate of SOFR plus 2.00% to 4.50% depending on the Company’s consolidated leverage ratio. Commitment fees for any undrawn portion of the Amended Senior Credit Facility are based on a sliding scale between 0.45% to 1.01%.

The Amended Senior Credit Facility is secured by the shares of MCSA, NX Gold and Ero Gold. The Company is required to comply with certain financial covenants. As December 31, 2023, the Amended Senior Credit Facility remains undrawn and the Company is in compliance with the financial covenants therein.

During the year ended December 31, 2022, following the issuance of Senior Notes, the Company paid off the remaining $50.0 million balance on its Senior Credit Facility and terminated its interest rate swap contracts for nominal consideration. The Senior Credit Facility was amended to reduce its limit from $150.0 million to $75.0 million, with an accordion option to increase the limit to $100.0 million at the election of the Company.
Subsequent to December 31, 2023, the Company drew down $20.0 million of the Amended Senior Credit Facility.